Document and Entity Information	0 Months Ended
May 04, 2015
Risk/Return:
Document Type	497
Document Period End Date	May 04, 2015
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	May 04, 2015
Document Effective Date	May 04, 2015
Prospectus Date	Mar. 30, 2015
Semper Short Duration Fund | Institutional Class
Risk/Return:
Trading Symbol	SEMIX
Semper Short Duration Fund | Investor Class
Risk/Return:
Trading Symbol	SEMRX